Equity (Details) $ / shares in Units, ¥ in Millions															1 Months Ended
		Feb. 14, 2024 shares	Sep. 25, 2023 shares	Jul. 21, 2023 shares	Apr. 13, 2023 shares	Sep. 23, 2022 shares	Sep. 22, 2022 shares	Jul. 08, 2022 USD ($)	Jul. 08, 2022 USD ($) shares	Jun. 22, 2022 USD ($) $ / shares shares	Mar. 18, 2022 USD ($) $ / shares	Feb. 03, 2022 USD ($) $ / shares shares	Jun. 21, 2021 USD ($) shares	May 18, 2021 USD ($) $ / shares shares	Dec. 20, 2022 USD ($) $ / shares	Mar. 18, 2022 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares	Aug. 15, 2022 $ / shares shares	Mar. 02, 2022 shares	Jan. 20, 2022 USD ($) shares	Jan. 20, 2022 CNY (¥) shares	Jun. 30, 2019 USD ($)	May 23, 2019 $ / shares shares	Jun. 30, 2018 USD ($)
Equity [Line Items]
Ordinary, shares issued	[1]																3,078,222	544,981
Ordinary shares par value (in Dollars per share) | $ / shares	[1]																$ 1	$ 1
Contributed ownership (in Dollars) | $																							$ 3,620,757		$ 3,885,586
Ordinary shares authorized	[1]																100,000,000	100,000,000
Reverse stock split		81,301	81,301	120,000	81,301	1,636	0.2		2,804
Ordinary shares														5,578
Ordinary shares par value amount (in Dollars) | $								$ 2,804					$ 1
Additional paid in capital (in Dollars) | $								$ 8,493,919	$ 8,493,919	$ 322,400					$ 2,844,276	$ 307,960
Ordinary shares granted													6,000
Shares of each directors																	200
Compensations fair value (in Dollars) | $										$ 322,500	$ 308,000		$ 213,840
Ordinary shares issued				2,600,000													2		16,363,636
Ordinary share par value (in Dollars per share) | $ / shares										$ 100					$ 9,320
Ordinary share granted																400,000
E-Home Pingtan [Member]
Equity [Line Items]
Ordinary, shares issued																	50,000
Ordinary shares par value (in Dollars per share) | $ / shares																	$ 1
Lianbao [Member]
Equity [Line Items]
Equity interests percentage																					40.00%	40.00%
Minimum [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																			$ 0.0001					$ 0.0001
Ordinary stock split																								50,000
Maximum [Member]
Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares																								$ 1
Ordinary stock split																								500,000,000
Initial Public Offering [Member]
Equity [Line Items]
Ordinary, shares issued														5,575,556
Ordinary shares par value (in Dollars per share) | $ / shares														$ 4.5
Reverse stock split			45,000		45,000	45,000
Total gross proceed (in Dollars) | $														$ 25,100,000
Net proceed (in Dollars) | $														21,661,293
Ordinary shares par value amount (in Dollars) | $														558
Additional paid in capital (in Dollars) | $														$ 21,660,735
Ordinary shares [Member]
Equity [Line Items]
Ordinary, shares issued																								28,000,000
Ordinary shares authorized																								500,000,000
Ordinary shares surrendered																								472,000,000
Reverse stock split		270	28,000		28,000	28,000
Ordinary shares issued										1,000,000
Ordinary shares [Member] | E-Home Pingtan [Member]
Equity [Line Items]
Reverse stock split			40
Additional Paid-in Capital [Member]
Equity [Line Items]
Additional paid in capital (in Dollars) | $													$ 213,839
Director [Member]
Equity [Line Items]
Reverse stock split		0.2	0.2		0.2
Forecast [Member]
Equity [Line Items]
Reverse stock split		28,000
E-Home Pingtan [Member] | Ordinary shares [Member]
Equity [Line Items]
Reverse stock split						100
Reverse Stock [Member]
Equity [Line Items]
Reverse stock split		40	120,000		100
Ordinary share par value (in Dollars per share) | $ / shares											$ 40					$ 40
Reverse Stock [Member] | Ordinary shares [Member]
Equity [Line Items]
Reverse stock split		100	100		40	40
Reverse Stock [Member] | Forecast [Member]
Equity [Line Items]
Reverse stock split		120,000
Youyou [Member]
Equity [Line Items]
Reverse stock split			270		270	270
Additional paid in capital (in Dollars) | $												$ 1,999,821
Cash																					$ 600,000	¥ 4
Ordinary shares issued												2,702,826									2,702,826	2,702,826
Fair value (in Dollars) | $												$ 2,000,091
Ordinary share par value (in Dollars per share) | $ / shares												$ 270
Youyou [Member] | Agreement [Member]
Equity [Line Items]
Equity interests percentage																					60.00%	60.00%
Lianbao [Member]
Equity [Line Items]
Reverse stock split		582	582		582	582
Ordinary shares issued																				5,823,363	5,823,363	5,823,363

[1]	Retrospectively restated for effect of reverse stock splits on September 23, 2022, April 13, 2023, September 25, 2023 and February 14, 2024.